Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, 2023, and 2024, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100
					Investment Based on:
			Average
			Summary	Average
	Summary		Compensation	Compensation		Peer Group
	Compensation	Compensation	Table Total for	Actually Paid	Total	Total
	Table Total for	Actually Paid	Non-CEO	to Non-CEO	Shareholder	Shareholder		Operating
	CEO	to CEO	NEOs	NEOs	Return	Return	Net Income	Income
Year	($)	($)(1)	($)	($)(1)	($)	($)(2)	($)	($)(3)
2024	8,289,471	8,615,470	3,140,343	3,189,259	88.78	133.07	(1,844,200,000)	269,000,000
2023	7,463,878	1,024,738	2,537,102	(2,078,375)	87.26	137.88	(637,324,000)	337,796,000
2022	7,527,985	(5,584,118)	2,613,905	(118,708)	113.64	142.26	(3,627,535,000)	482,616,000
2021	8,695,925	20,352,010	3,192,227	4,960,520	204.19	184.53	4,254,257,000	500,336,000
2020	7,992,423	21,276,674	2,825,690	4,664,567	157.54	133.01	3,814,229,000	421,326,000

Company Selected Measure Name		Operating Income
Named Executive Officers, Footnote

(1)	Amounts represent compensation actually paid to our chief executive officer (CEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Norman Schwartz	Roop K. Lakkaraju, Jonathan P. DiVincenzo, Michael Crowley, and Eva Anette Engelhardt
2022 and 2023	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Simon May
2021	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Michael Crowley
2020	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Annette Tumolo

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).

PEO Total Compensation Amount		$ 8,289,471	$ 7,463,878	$ 7,527,985	$ 8,695,925	$ 7,992,423
PEO Actually Paid Compensation Amount	[1]	$ 8,615,470	1,024,738	(5,584,118)	20,352,010	21,276,674
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2024, as adjusted as follows:

	2024
Adjustments	CEO	Average Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards”	(6,837,891)	(2,274,817)
and “Option Awards” Columns in the Summary
Compensation Table for Applicable FY
Increase based on ASC 718 Fair Value of Awards Granted	6,789,862	2,313,560
during Applicable FY that Remain Unvested as of Applicable
FY End, determined as of Applicable FY End
Increase/deduction for Awards Granted during Prior FYs that were	83,166	5,361
Outstanding and Unvested as of Applicable FY End,
determined based on change in ASC 718 Fair Value from
Prior FY End to Applicable FY End
Increase/deduction for Awards Granted during Prior FYs that Vested	290,862	4,813
During Applicable FY, determined based on change in ASC
718 Fair Value from Prior FY End to Vesting Date
Deduction of ASC 718 Fair Value of Awards Granted during	0	0
Prior FY that were Forfeited during Applicable FY,
determined as of Prior FY End
TOTAL ADJUSTMENTS	325,999	48,916

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life calculated by taking the difference between the expected life as of the grant date and the time since the grant date and dividing the result by the stock-to-strike ratio as of the revaluation date. Volatility and risk-free interest rates are determined as of the revaluation date based on the expected life period. The expected dividend rate used is 0%. For PSU awards, the probability of achievement of the applicable performance objective as of December 31, 2024 was below the threshold attainment level. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount		$ 3,140,343	2,537,102	2,613,905	3,192,227	2,825,690
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 3,189,259	(2,078,375)	(118,708)	4,960,520	4,664,567
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2024, as adjusted as follows:

	2024
Adjustments	CEO	Average Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards”	(6,837,891)	(2,274,817)
and “Option Awards” Columns in the Summary
Compensation Table for Applicable FY
Increase based on ASC 718 Fair Value of Awards Granted	6,789,862	2,313,560
during Applicable FY that Remain Unvested as of Applicable
FY End, determined as of Applicable FY End
Increase/deduction for Awards Granted during Prior FYs that were	83,166	5,361
Outstanding and Unvested as of Applicable FY End,
determined based on change in ASC 718 Fair Value from
Prior FY End to Applicable FY End
Increase/deduction for Awards Granted during Prior FYs that Vested	290,862	4,813
During Applicable FY, determined based on change in ASC
718 Fair Value from Prior FY End to Vesting Date
Deduction of ASC 718 Fair Value of Awards Granted during	0	0
Prior FY that were Forfeited during Applicable FY,
determined as of Prior FY End
TOTAL ADJUSTMENTS	325,999	48,916

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life calculated by taking the difference between the expected life as of the grant date and the time since the grant date and dividing the result by the stock-to-strike ratio as of the revaluation date. Volatility and risk-free interest rates are determined as of the revaluation date based on the expected life period. The expected dividend rate used is 0%. For PSU awards, the probability of achievement of the applicable performance objective as of December 31, 2024 was below the threshold attainment level. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs. Operating Income
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

●	Operating Income; and

●	Sales.

For additional details regarding our most important financial performance measures, please see the sections titled “Incentive Bonus Plan, or IBP (Cash-Based Incentive Program)” and “Equity Compensation” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount		$ 88.78	87.26	113.64	204.19	157.54
Peer Group Total Shareholder Return Amount	[2]	133.07	137.88	142.26	184.53	133.01
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (1,844,200,000)	$ (637,324,000)	$ (3,627,535,000)	$ 4,254,257,000	$ 3,814,229,000
Company Selected Measure Amount	[3]	269,000,000	337,796,000	482,616,000	500,336,000	421,326,000
PEO Name		Norman Schwartz	Norman Schwartz	Norman Schwartz	Norman Schwartz	Norman Schwartz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Non-GAAP Measure Description

(3)	Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Sales
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (6,837,891)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,789,862
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		83,166
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		290,862
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		325,999
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,274,817)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,313,560
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,361
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,813
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 48,916

[1]	Amounts represent compensation actually paid to our chief executive officer (CEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
[2]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).
[3]	Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.